SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.77%)
COMMUNICATION SERVICES – (14.43%)
Media & Entertainment – (13.79%)
Alphabet Inc., Class A *	32,284	$86,311,920
Alphabet Inc., Class C *	19,955	53,186,261
ASAC II L.P. *(a)(b)	1,174,606	1,201,386
Facebook, Inc., Class A *	294,838	100,065,069
IAC/InterActiveCorp *	195,700	25,497,753
Liberty TripAdvisor Holdings, Inc., Series A *	47,423	146,537
Vimeo, Inc. *	317,718	9,331,378
		275,740,304
Telecommunication Services – (0.64%)
Liberty Global plc, Series C *	434,380	12,796,835
	Total Communication Services	288,537,139
CONSUMER DISCRETIONARY – (10.32%)
Retailing – (10.32%)
Amazon.com, Inc. *	30,406	99,884,926
Coupang, Inc., Class A (South Korea)*	498,789	13,891,274
JD.com, Inc., Class A, ADR (China)*	685,000	49,484,400
Naspers Ltd. - N (South Africa)	23,292	3,849,695
Prosus N.V., Class N (Netherlands)	340,289	27,237,067
Vroom, Inc. *	544,420	12,015,349
	Total Consumer Discretionary	206,362,711
CONSUMER STAPLES – (1.01%)
Food & Staples Retailing – (0.03%)
Missfresh Ltd., Class B, ADS (China)*	136,340	594,442
Food, Beverage & Tobacco – (0.98%)
Darling Ingredients Inc. *	273,580	19,670,402
	Total Consumer Staples	20,264,844
FINANCIALS – (47.38%)
Banks – (19.77%)
Danske Bank A/S (Denmark)	1,559,360	26,269,165
DBS Group Holdings Ltd. (Singapore)	2,422,884	53,687,740
JPMorgan Chase & Co.	491,466	80,448,070
U.S. Bancorp	1,413,200	84,000,608
Wells Fargo & Co.	3,251,000	150,878,910
		395,284,493
Diversified Financials – (22.09%)
Capital Markets – (3.74%)
Bank of New York Mellon Corp.	1,440,555	74,678,371
Consumer Finance – (12.10%)
American Express Co.	430,738	72,161,537
Capital One Financial Corp.	1,048,245	169,784,243
		241,945,780
Diversified Financial Services – (6.25%)
Berkshire Hathaway Inc., Class A *	304	125,059,213
		441,683,364
Insurance – (5.52%)
Life & Health Insurance – (3.34%)
AIA Group Ltd. (Hong Kong)	3,680,280	42,339,413

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,575,000	$24,450,756
		66,790,169
Property & Casualty Insurance – (2.18%)
Chubb Ltd.	147,381	25,567,656
Loews Corp.	196,354	10,589,371
Markel Corp. *	6,338	7,574,734
		43,731,761
		110,521,930
	Total Financials	947,489,787
HEALTH CARE – (8.31%)
Health Care Equipment & Services – (5.91%)
Cigna Corp.	281,220	56,288,995
CVS Health Corp.	293,283	24,887,995
Quest Diagnostics Inc.	255,080	37,065,675
		118,242,665
Pharmaceuticals, Biotechnology & Life Sciences – (2.40%)
Viatris Inc.	3,536,730	47,922,692
	Total Health Care	166,165,357
INDUSTRIALS – (2.54%)
Capital Goods – (0.53%)
Orascom Construction PLC (United Arab Emirates)	348,651	1,481,767
Raytheon Technologies Corp.	105,488	9,067,748
		10,549,515
Transportation – (2.01%)
DiDi Global Inc., Class A, ADS (China)*(a)	5,427,680	40,167,546
	Total Industrials	50,717,061
INFORMATION TECHNOLOGY – (14.48%)
Semiconductors & Semiconductor Equipment – (13.19%)
Applied Materials, Inc.	1,032,100	132,862,233
Intel Corp.	1,095,460	58,366,109
Texas Instruments Inc.	377,053	72,473,357
		263,701,699
Software & Services – (1.29%)
Microsoft Corp.	91,850	25,894,352
	Total Information Technology	289,596,051
MATERIALS – (0.30%)
Teck Resources Ltd., Class B (Canada)	241,790	6,022,989
	Total Materials	6,022,989
TOTAL COMMON STOCK – (Identified cost $990,677,151)		1,975,155,939

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2021 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (0.93%)
CONSUMER DISCRETIONARY – (0.93%)
Retailing – (0.93%)
	Chengxin Technology, Inc., Series A-1 (China)*(a)(b)	1,597,009	$15,970,090
	Full Trillion Development Ltd., Class A (China)*(a)(b)	252,991	2,529,910
		Total Consumer Discretionary	18,500,000
	TOTAL PREFERRED STOCK – (Identified cost $18,500,000)		18,500,000
SHORT-TERM INVESTMENTS – (0.40%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $3,881,003 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-2.875%, 02/01/27-08/20/51, total market value $3,958,620)	$3,881,000	3,881,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $2,541,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $2,591,820)	2,541,000	2,541,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $1,552,002 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-3.00%, 02/28/23-07/01/51, total market value $1,583,040)	1,552,000	1,552,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,974,000)		7,974,000
	Total Investments – (100.10%) – (Identified cost $1,017,151,151)		2,001,629,939
	Liabilities Less Other Assets – (0.10%)		(1,955,335)
		Net Assets – (100.00%)	$1,999,674,604

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $59,868,932 or 2.99% of the Fund's net assets as of September 30, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (95.21%)
COMMUNICATION SERVICES – (4.47%)
Media & Entertainment – (4.47%)
Baidu, Inc., Class A, ADR (China)*	9,737	$1,497,064
Fang Holdings Ltd., Class A, ADR (China)*	4,070	25,641
iQIYI, Inc., Class A, ADR (China)*	160,740	1,290,742
Kuaishou Technology, Class B (China)*	1,020	10,886
	Total Communication Services	2,824,333
CONSUMER DISCRETIONARY – (30.29%)
Consumer Durables & Apparel – (3.66%)
Fila Holdings Corp. (South Korea)	64,809	2,310,802
Retailing – (26.63%)
Alibaba Group Holding Ltd., ADR (China)*	19,200	2,842,560
JD.com, Inc., Class A, ADR (China)*	64,185	4,636,725
Meituan, Class B (China)*	147,087	4,695,226
Naspers Ltd. - N (South Africa)	18,044	2,982,307
Prosus N.V., Class N (Netherlands)	21,014	1,681,981
		16,838,799
	Total Consumer Discretionary	19,149,601
FINANCIALS – (37.17%)
Banks – (23.48%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	86,360	3,066,643
Danske Bank A/S (Denmark)	241,572	4,069,551
DBS Group Holdings Ltd. (Singapore)	223,820	4,959,540
DNB Bank ASA (Norway)	112,372	2,554,742
Metro Bank PLC (United Kingdom)*	138,430	196,189
		14,846,665
Diversified Financials – (5.43%)
Capital Markets – (5.43%)
Julius Baer Group Ltd. (Switzerland)	35,310	2,345,986
Noah Holdings Ltd., Class A, ADS (China)*	29,384	1,091,028
		3,437,014
Insurance – (8.26%)
Life & Health Insurance – (8.26%)
AIA Group Ltd. (Hong Kong)	322,740	3,712,930
Ping An Insurance (Group) Co. of China Ltd. - H (China)	220,500	1,508,082
		5,221,012
	Total Financials	23,504,691
INDUSTRIALS – (5.53%)
Commercial & Professional Services – (0.55%)
China Index Holdings Ltd., Class A, ADR (China)*	237,202	346,315
Transportation – (4.98%)
DiDi Global Inc., Class A, ADS (China)*(a)	425,740	3,150,689
	Total Industrials	3,497,004
INFORMATION TECHNOLOGY – (17.46%)
Semiconductors & Semiconductor Equipment – (5.17%)
Tokyo Electron Ltd. (Japan)	7,400	3,269,161
Technology Hardware & Equipment – (12.29%)
Hollysys Automation Technologies Ltd. (China)	205,510	4,252,002

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	56,750	$3,518,193
			7,770,195
		Total Information Technology	11,039,356
MATERIALS – (0.29%)
	Teck Resources Ltd., Class B (Canada)	7,450	185,580
		Total Materials	185,580
	TOTAL COMMON STOCK – (Identified cost $49,587,620)		60,200,565
PREFERRED STOCK – (3.54%)
INDUSTRIALS – (3.54%)
Transportation – (3.54%)
	Grab Holdings Inc., Series G (Singapore)*(a)(b)	214,779	2,240,145
	TOTAL PREFERRED STOCK – (Identified cost $1,190,286)		2,240,145
SHORT-TERM INVESTMENTS – (1.18%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.03%, 10/01/21, dated 09/30/21, repurchase value of $363,000 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-3.00%, 03/31/23-02/01/51, total market value $370,260)	$363,000	363,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $237,000 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/15/21-08/20/71, total market value $241,740)	237,000	237,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 10/01/21, dated 09/30/21, repurchase value of $145,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.50%, 08/01/36-09/20/51, total market value $147,900)	145,000	145,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $745,000)		745,000
	Total Investments – (99.93%) – (Identified cost $51,522,906)		63,185,710
	Other Assets Less Liabilities – (0.07%)		42,581
		Net Assets – (100.00%)	$63,228,291

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,390,834 or 8.53% of the Fund's net assets as of September 30, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2021 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$287,335,753	$2,813,447
Consumer Discretionary	175,275,949	7,479,285
Consumer Staples	20,264,844	–
Financials	800,742,713	4,157,671
Health Care	166,165,357	–
Industrials	10,549,515	346,315
Information Technology	289,596,051	4,252,002
Materials	6,022,989	185,580
Total Level 1	1,755,953,171	19,234,300
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Communication Services	–	10,886
Consumer Discretionary	31,086,762	11,670,316
Financials	146,747,074	19,347,020
Industrials	40,167,546	3,150,689
Information Technology	–	6,787,354
Short-Term Investments	7,974,000	745,000
Total Level 2	225,975,382	41,711,265
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,201,386	–
Preferred Stock:
Consumer Discretionary	18,500,000	–
Industrials	–	2,240,145
Total Level 3	19,701,386	2,240,145
Total Investments	$2,001,629,939	$63,185,710

*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2021 was $(823)* and $1,052,417* for Selected American Shares and Selected International Fund, respectively. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)*	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3**	Ending Balance September 30, 2021
Selected American Shares
Investments in Securities:
Common Stock	$1,202,209	$–	$(823)	$–	$–	$–	$1,201,386
Preferred Stock	51,115,177	18,500,000	19,227,556	–	–	(70,342,733)	18,500,000
Total Level 3	$52,317,386	$18,500,000	$19,226,733	$–	$–	$(70,342,733)	$19,701,386
Selected International Fund
Investments in Securities:
Preferred Stock	$5,197,134	$–	$2,560,601	$–	$–	$(5,517,590)	$2,240,145
Total Level 3	$5,197,134	$–	$2,560,601	$–	$–	$(5,517,590)	$2,240,145

* Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at September 30, 2021, may be due to investments no longer held or categorized as Level 3 at period end.

** During the period ended September 30, 2021, certain securities fair valued at $70,342,733 and $5,517,590 for Selected American Shares and Selected International Fund, respectively, transferred out of Level 3 because observable market data became available for the securities.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2021 (Unaudited)

            Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2021	Technique	Input(s)	Amount	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,201,386	Discounted Cash Flow	Annualized Yield	1.408%	Decrease

Preferred Stock	18,500,000	Market Approach	Transaction Price	$10.00	Increase

Total Level 3	$19,701,386
Selected International Fund
Investments in Securities:
Preferred Stock	$2,240,145	Market Approach	Transaction Price Discount for Uncertainty	$13.03 20%	Increase Decrease
Total Level 3	$2,240,145

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,021,002,324	$53,136,252
Unrealized appreciation	1,026,172,055	14,916,088
Unrealized depreciation	(45,544,440)	(4,866,630)
Net unrealized appreciation	$980,627,615	$10,049,458